INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Current	$ 1,591,008	$ 1,583,343	$ 2,147,164
Deferred:
Deferred	(22,899)	(49,549)	(17,777)
Income tax expenses	$ 1,568,109	$ 1,533,794	$ 2,129,387